K. Michael Carlton

Associate

+1.202.373.6070

Michael.carlton@morganlewis.com

VIA EDGAR

August 23, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nushares ETF Trust (File Nos. 333-212032 and 811-23161)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 91 to the Trust’s Registration Statement on Form N-1A (Amendment No. 94 to the Trust’s Registration Statement under the Investment Company Act of 1940) (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act for the purpose of revising the structure of the Trust’s Nuveen Growth Opportunities ETF from a semi-transparent ETF to a fully transparent ETF.

If you have any questions, please do not hesitate to contact me at 202.373.6070.

Very truly yours,

/s/ K. Michael Carlton
K. Michael Carlton

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001